Income Taxes (Component Of Income Tax Expense (Benefit) Attributable To Continuing Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income taxes currently payable, U.S. federal	$ 65	$ (144)	$ (354)
Income taxes currently payable, State and other	(13)	(19)	1
Income taxes currently payable, Total	52	(163)	(353)
Deferred taxes, U.S. federal	(930)	209	68
Deferred taxes, State and other	(185)	30	(89)
Deferred taxes, Total	(1,115)	239	(21)
Income tax expense (benefit) attributable to continuing operations	$ (1,063)	$ 76	$ (374)